DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The following summarizes select financial information included in income (loss) from discontinued operations:

	Three months ended November 30,
	2014	2013
	(In thousands)
Net sales	$—	$1,288
Income (loss) from discontinued operations, net of tax	$(10)	$2,655

The following summarizes select financial information included in net earnings from discontinued operations:

	Year ended August 31,
	2014	2013	2012
	(In thousands)
Net sales	$1,372	$30,009	$25,482
Income (loss) from discontinued operations, net of tax	$3,202	$(6,671)	$(860)